UNITED STATES
						SECURITIES AND EXCHANGE COMMISSION
						     Washington, D.C.  20549

							 Form 13F-HR

						      Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended: 	December 31, 2002


Check here if Amendment [     ]; Amendment Number:
	This Amendment:				[	]	is a restatement.
						[	]	adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		033 Asset Management, LLC
Address:	125 High Street, Suite 1405
			Oliver Street Tower
			Boston, MA  02110

Form 13F File Number: 28-06047

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	Lawrence C. Longo, Jr.
Title:	Chief Operating Officer
Phone:	(617) 371-2015

Signature, Place, and Date of Signing:
	/s/Lawrence C. Longo, Jr.    Boston, MA
	[Signature]	           [City, State]        [Date]




Report Type (Check only one.):

[X	]	13F HOLDINGS REPORT

[	]	13F NOTICE

[	]	13F COMBINATION REPORT

List of Other Managers Reporting for the Manager: NONE

							Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:		40

Form 13F Information Table Value Total(thousands): 97,524
List of Other Included Managers: None

								Form 13F Information Table				VOTING
								VALUE 		SHRS OR  SHRS/	PUT/	INVEST 	OTHER 	AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)	PRN Amt  PRN	CALL	DISCR	MGR	SOLE

aaiPharma Inc			Common		00252W104	 1,001		 71,400	   Sh		Sole		 71400
AT&T Wireless Services Inc	Common		00209A106	 1,876		332,000    Sh		Sole		332000
ATI Technologies Inc		Common		001941103	 1,628		350,000    Sh		Sole		350000
Chico's Fas Inc			Common		168615102	 1,324           70,000	   Sh		Sole	         70000
Coach Inc			Common		189754104	 1,811		 55,000	   Sh		Sole		 55000
Covance Inc			Common		222816100	   246		 10,000	   Sh		Sole		 10000
Cree Inc	  		Common		225447101	 2,371          145,000    Sh		Sole		145000
Cubic Corp			Common		229669106	 2,153   	116,800    Sh		Sole		116800
DIAMONDS Trust Series I		Common		252787106	 5,428  	 65,000	   Sh		Sole		 65000
Gemstar-TV Guide Intl Inc	Common		36866W106	   504		155,000	   Sh		Sole		155000
Imax Corporation	 	Common		45245E109	 1,390 		344,000    Sh		Sole		344000
Internet Security Systems Inc	Common		46060X107	 2,291		125,000	   Sh		Sole		125000
iShares NASDAQ Biotech Index 	Common		464287556	   987		 20,000    Sh		Sole		 20000
LeapFrog Enterprises Inc	Common		52186N106	 3,933          156,400    Sh		Sole		156400
Lexar Media Inc			Common		52886P104	 3,145  	501,550    Sh		Sole		501550
Marvel Enterprises Inc		Common		57383M108	 6,093	      	678,500    Sh		Sole	        678500
McData Corp A Share		Common		580031201	 2,486	        350,074    Sh		Sole	        350074
MCK Communications		Common		581243102	 2,141        1,964,450    Sh		Sole	       1964450
NASDAQ 100 Index 		Common		631100104	 6,446		264,500    Sh		Sole		264500
Net Perceptions Inc		Common		64107U101	    79		 56,900	   Sh		Sole		 56900
Netscreen Technologies Inc	Common		64117V107	 2,656		157,700    Sh		Sole		157700
Nokia Corporation		Common		654902204	   232		 15,000	   Sh		Sole		 15000
Northrop Grumman Corporation	Common		666807102	 4,850           50,000    Sh		Sole		 50000
Odyssey HealthCare Inc		Common		67611V101	 1,776		 51,190	   Sh		Sole		 51190
Parker Hannifin Corp		Common		701094104	 1,153		 25,000	   Sh		Sole		 25000
PeopleSoft Inc			Common		712713106	 1,281		 70,000	   Sh		Sole		 70000
Pharmaceutical Product Dev	Common		717124101	 2,634		 90,000	   Sh		Sole		 90000
Pinnacle Systems Inc		Common		723841107	 5,013		368,345    Sh		Sole		368345
Red Hat Inc			Common		756577102	 3,739		632,700	   Sh		Sole		632700
S&P 500 Depository Receipt	Common		78462F103	 5,735		 65,000	   Sh		Sole		 65000
Sanmina-SCI Corp		Common		800907107	 1,527		340,000	   Sh		Sole		340000
Skyworks Solutions Inc		Common		83088M102	 3,467		402,200	   Sh		Sole		402200
Software HLDRS Trust		Common		83404B103	 1,889		 70,000	   Sh		Sole		 70000
Staples Inc			Common		855030102	 3,569		195,000	   Sh		Sole		195000
Sycamore Networks Inc		Common		871206108	   659		228,200    Sh		Sole		228200
Symbol Technologies Inc		Common		871508107	   779		 94,800	   Sh		Sole		 94800
Telecom HLDRS Trust		Common		87927P200	 4,030		150,000	   Sh		Sole		150000
Varco International Inc			Common		922122106	   870		 50,000	   Sh		Sole		 50000
Vodafone Group PLC		Common		92857W100	 1,178		 65,000	   Sh		Sole		 65000
Wireless HLDRS Trust		Common		97653L208	 3,154		 90,000	   Sh		Sole		 90000



							        97,524